                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number: ______
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Advent International Corporation
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Address:       75 State Street
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               Boston, MA 02109
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13F File Number:  28-  6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Janet L. Hennessy
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Title:         Vice President and Treasurer
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Phone:         (617) 951-9447
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Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                   Boston, MA               11/13/01
----------------------------      ----------------------     -----------------
     (Signature)                     (City, State)                (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 None
                                             ---------------
Form 13F Information Table Entry Total:             22
                                             ---------------
Form 13F Information Table Value Total:      $   82,001
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                                                (thousands)
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                           FORM 13F INFORMATION TABLE


          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- ----------- -------- ------------------ ---------- -------- ---------------------------
                                                           VALUE   SHRS OR  SH/ PUT  INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED    NONE
----------------------------- -------------- ----------- -------- ------------------ ---------- -------- ---------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ADVANCED RADIO TELECOM CORP.          COMMON 00754U-10-1        7 3,748,965             SOLE             1,248,965 1,780,580 719,420
------------------------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA                       COMMON 04269X-10-5    2,260   250,500             SOLE               250,500
------------------------------------------------------------------------------------------------------------------------------------
BIOMET, INC.                          COMMON 090613-10-0    2,756    94,219             SOLE                94,219
------------------------------------------------------------------------------------------------------------------------------------
CRUCELL NV                    SPONSORED ADRs 228769-10-5    5,809 1,096,101             SOLE             1,096,101
------------------------------------------------------------------------------------------------------------------------------------
CYBEAR GROUP                  TRACKING STOCK 23243C-10-2       90   100,258             SOLE               100,258
------------------------------------------------------------------------------------------------------------------------------------
DECODE GENETICS INC                   COMMON 243586-10-4    2,206   357,600             SOLE               357,600
------------------------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                    COMMON 26881Q-10-1    3,075   430,019             SOLE               430,019
------------------------------------------------------------------------------------------------------------------------------------
EXELIXIS                              COMMON 30161Q-10-4   18,288 1,595,768             SOLE             1,595,768
------------------------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                   COMMON 451923-10-6   23,525   895,837             SOLE               895,837
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INTERWAVE COMMUNICATIONS              COMMON G4911N-10-2      109   157,989             SOLE               157,989
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INVERNESS MEDICAL TECHNOLOGY          COMMON 461268-10-4      179     4,852             SOLE                 4,852
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JAZZTEL P.L.C.                SPONSORED ADRs 47214R-15-2       63    20,983             SOLE                20,983
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KERAVISION                            COMMON 492061-10-6        1    35,902             SOLE                35,902
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LEARNINGSTAR CORPORATION              COMMON 52201M-10-9       84    59,816             SOLE                59,816
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LECROY CORPORATION                    COMMON 52324W-10-9    9,685   500,000             SOLE               500,000
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LIGHTBRIDGE, INC.                     COMMON 532226-10-7    4,814   469,694             SOLE               469,694
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LIONBRIDGE TECHNOLOGIES, INC.         COMMON 536252-10-9    3,709 4,364,004             SOLE             4,364,004
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TELIK INC.                            COMMON 87959M-10-9    2,015   310,056             SOLE               310,056
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TRITON NETWORK SYSTEMS INC.           COMMON 896775-10-3    1,600 2,132,342             SOLE             2,132,342
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VERISITY LTD                          COMMON M97385-11-2      301    41,274             SOLE                41,274
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WORLD ACCESS INC.                     COMMON 98141A-10-1        3   314,603             SOLE               314,603
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ZINDART LIMITED               SPONSORED ADRs 989597-10-9    1,452   708,444             SOLE               708,444
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                                                           82,032
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